Application of new and revised international financial reporting standards (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Application of new standards
New standards and interpretations applied for the first time:

Standard/interpretation	Effective date
Amendments to IFRS 3, “Business combinations”, - Definition of a business	January 1, 2020
Amendments to IAS 1, “Presentation of financial statements”, and IAS 8, “Accounting policies, changes in accounting estimates and errors”	January 1, 2020
Amendment to IFRS 9, IAS 39 and IFRS 17: - Interest rate benchmark reform	January 1, 2020
Amendment to the Conceptual framework	January 1, 2020

Summary of Non Mandatory standards and interpretations issued by IASB
The following standards and interpretations have been issued by the IASB, but were not yet mandatory for the year ended December 31, 2020:

Standard/interpretation	Effective date	Material effect expected on Immatics financial statements
IFRS 16 COVID-19-Related Rent Concessions Amendment	January 1, 2021	No
Amendments to IAS 1,” Presentation of financial statements”, on classification of liabilities	January 1, 2022	No
IFRS 17 Insurance contracts	January 1, 2023	No